Debt - Schedule of debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Line of Credit Facility [Line Items]
Long-term Debt, Gross	$ 645,548	$ 674,986
Other	3,812	4,701
Less unamortized debt issuance costs	(13,264)	(16,684)
Less current portion of long-term debt	(7,875)	(5,528)
Long Term Debt Including Related Parties Noncurrent	637,673	669,458
First Lien Term Loan due November 17, 2028 [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Gross	630,000
Revolver [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Gross	$ 25,000
First Lien Note [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Gross		541,969
Second Lien Note [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Gross		$ 145,000